Share-Based Instruments	6 Months Ended
Jun. 30, 2022
Share-Based Instruments
Share-Based Instruments

Note 5 – Share-Based Instruments

Restricted Stock Unit Program

Genmab A/S established RSU programs as an incentive for all Genmab employees, members of the registered Executive Management, and members of the Board of Directors.

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
RSUs granted	240,741	159,567
Weighted average fair value per RSU granted (DKK)	2,178.22	2,149.55

RSUs vested	82,001	49,012

Refer to Note 4.6 in the Annual Report for details on the RSU programs.

Warrant Program

Genmab A/S established warrant programs as an incentive for all Genmab employees, and members of the registered Executive Management.

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
Warrants granted	230,112	147,568
Weighted average exercise price per warrant granted (DKK)	2,178.40	2,189.21
Weighted average Black-Scholes fair value per warrant granted (DKK)	629.05	683.79

Warrants exercised	34,987	74,992
Weighted average exercise price on date of grant per warrant exercised (DKK)	983.98	606.22
% change in share capital - warrants exercised	0.05%	0.11%

Refer to Note 4.6 in the Annual Report for details on the warrant programs.

Share-based compensation expense

Share-based compensation expenses related to Genmab RSU and warrant programs for the first six months of 2022 was DKK 208 million compared to DKK 142 million for the first six months of 2021.

Share repurchases

In general, Genmab intends to purchase its own shares in order to cover a portion of obligations in relation to RSUs. As of June 30, 2022, Genmab has two authorizations to repurchase shares: the 2021 and 2019 authorizations. The 2016 authorization expired in March 2021.

	2021 Authorization	2019 Authorization	2016 Authorization
Number of shares authorized for repurchase	500,000	500,000	500,000
Actual shares repurchased under authorization	—	294,000	255,000
Shares available for repurchase as of June 30, 2022	500,000	206,000	—

As announced on June 17, 2022, Genmab initiated a share buy-back program. During the first six months of 2022, Genmab acquired 124,000 of its own shares, representing approximately 0.2% of share capital as of December 31, 2021. The total amount paid to acquire the shares, including directly attributable costs, was DKK 270 million and was recognized as a deduction to shareholders’ equity. During the first six months of 2021, Genmab acquired 200,000 of its own shares, representing approximately 0.3% of share capital as of December 31, 2020. The total amount paid to acquire the shares, including directly attributable costs, was DKK 447 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the balance sheet as of June 30, 2022.

As of June 30, 2022, 357,885 treasury shares were held by Genmab to cover obligations in relation to the RSU programs and to mitigate the dilutive effect of share capital increases resulting from future exercises of warrants.